Average Annual Total Returns (Invesco V.I. Global Real Estate Fund)	12 Months Ended
May 02, 2011
MSCI World Index
Average Annual Total Returns
Label	MSCI World IndexSM
1 Year	11.76%
5 Years	2.43%
10 Years	2.31%
FTSE EPRA/NAREIT Developed Real Estate Index
Average Annual Total Returns
Label	FTSE EPRA/NAREIT Developed Real Estate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	20.40%
5 Years	2.88%
10 Years	9.82%
Lipper VUF Real Estate Funds Category Average
Average Annual Total Returns
Label	Lipper VUF Real Estate Funds Category Average
1 Year	23.62%
5 Years	2.27%
10 Years	10.02%
Series II shares, Invesco V.I. Global Real Estate Fund
Average Annual Total Returns
Label	Series II shares: Inception (4/30/04) [1]
Inception Date	Apr. 30, 2004
1 Year	17.24%
5 Years	2.64%
10 Years	9.91%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is March 31, 1998.